S-K 1602(c) Dilution	May 06, 2026 USD ($) $ / shares shares
No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.66
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.34
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 147,166,189
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	22,105,000
No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.66
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.34
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 168,892,189
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	25,354,750
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.01
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.99
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 111,446,941
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,550,846
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.01
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.99
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 127,714,284
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	21,257,446
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.05
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.95
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 75,727,684
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,996,691
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.04
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.96
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 86,536,369
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	17,160,141
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.5
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 40,008,436
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,442,537
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.47
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.53
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 45,358,463
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,062,837
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.63
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.37
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,888,382
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.56
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.44
Net Tangible Book Value (in Dollars) | $	$ 17,189
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,965,532
Public Units [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.66
Public Units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.66
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.01
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.01
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.05
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.04
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.5
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.47
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.63
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.56
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 152,525,000
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,912,500
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	152,525,000
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,912,500
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	152,525,000
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,912,500
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	152,525,000
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,912,500
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	152,525,000
Net Proceeds From This Offering And Sale Of The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,912,500
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Plus Offering Costs Paid In Advance Excluded From Tangible Book Value Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Less Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Less Overallotment Liability [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(126,000)
Less Overallotment Liability [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(126,000)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(126,000)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(126,000)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(126,000)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(35,719,248)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(41,177,905)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(71,438,505)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(82,355,820)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(107,157,753)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(123,533,726)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(142,166,188)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (163,892,188)
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,750,000
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	0
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	0
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	0
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	0
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(750,000)
Class B Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	0
Class A Ordinary Shares Included In The Units Offered [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	17,250,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,500,000
Class A Ordinary Shares Underlying The Rights Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	1,725,000
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	550,000
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	572,500
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	550,000
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	572,500
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	550,000
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	572,500
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	550,000
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	572,500
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	550,000
Class A Ordinary Shares Underlying The Rights Included In The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	572,500
Class A Ordinary Shares Included In The Private Placement Units [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	55,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	57,250
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	55,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	57,250
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	55,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	57,250
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	55,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	57,250
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	55,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	57,250
Less Ordinary Shares Redeemed [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	0
Less Ordinary Shares Redeemed [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	0
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(3,554,154)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(4,097,304)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(7,108,309)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(8,194,609)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(10,662,463)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(12,291,913)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(14,216,618)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(16,389,218)